Consolidated Statements Of Partners' Capital - USD ($) $ in Thousands	Total	Number Of Common Units [Member]
Partners' capital, value at Dec. 31, 2011	$ 792,638
Partners' capital, shares at Dec. 31, 2011		71,965,000
Net income (loss)	96,319	$ 0
Cash distributions	(142,383)	$ 0
Issuance of units for cash, shares		5,750,000
Partners' Capital Account, Sale of Units	169,421
Partners' Capital Account, Units, Converted		3,476,000
Partners' Capital Account, Exchanges and Conversions	0
Partners' capital, Other	500	$ 12
Partners' capital, value at Dec. 31, 2012	916,495
Partners' capital, shares at Dec. 31, 2012		81,203,000
Net income (loss)	86,109	$ 0
Cash distributions	(168,441)	$ 0
Issuance of units for cash, shares		5,750,000
Partners' Capital Account, Sale of Units	263,574
Partners' Capital Account, Units, Converted		1,738,000
Partners' Capital Account, Exchanges and Conversions	0
Partners' capital, value at Dec. 31, 2013	$ 1,097,737
Partners' capital, shares at Dec. 31, 2013	88,690,985	88,691,000
Net income (loss)	$ 106,202	$ 0
Cash distributions	(200,461)	$ 0
Issuance of units for cash, shares		4,600,000
Partners' Capital Account, Sale of Units	225,725
Partners' Capital Account, Units, Converted		1,738,000
Partners' Capital Account, Exchanges and Conversions	0
Partners' capital, value at Dec. 31, 2014	$ 1,229,203
Partners' capital, shares at Dec. 31, 2014	95,029,218	95,029,000